Summary of principal accounting policies (Details 1)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Product Information [Line Items]
Total revenue	$ 7,092,302	¥ 50,490,097	¥ 42,299,076	$ 15,449,939	¥ 109,988,114	¥ 41,606,354
Sales Revenue [Member] | Product Concentration Risk [Member] | Total Revenues [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Sports Related Product Sales [Member]
Product Information [Line Items]
Total revenue	$ 6,549,368	¥ 46,624,953	¥ 3,026,651	$ 997,378	¥ 7,100,332	¥ 41,592,608
Sports Related Product Sales [Member] | Sales Revenue [Member] | Product Concentration Risk [Member] | Total Revenues [Member]
Product Information [Line Items]
Total revenue percentage	92.30%	92.30%	7.20%	6.50%	6.50%	99.90%
DAKA Merchant Membership Services Revenue [Member]
Product Information [Line Items]
Total revenue	$ 542,934	¥ 3,865,144	¥ 39,037,736	$ 14,419,594	¥ 102,653,093	¥ 0
DAKA Merchant Membership Services Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member]
Product Information [Line Items]
Total revenue percentage	100.00%	100.00%	100.00%	100.00%	100.00%	0.00%
DAKA Merchant Membership Services Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member] | Total Revenues [Member]
Product Information [Line Items]
Total revenue percentage	7.70%	7.70%	92.30%	93.30%	93.30%	0.00%
Other Revenue [Member]
Product Information [Line Items]
Total revenue	$ 0	¥ 0	¥ 234,689	$ 32,967	¥ 234,689	¥ 13,746
Other Revenue [Member] | Sales Revenue [Member] | Product Concentration Risk [Member] | Total Revenues [Member]
Product Information [Line Items]
Total revenue percentage	0.00%	0.00%	0.50%	0.20%	0.20%	0.10%